Right-of-use assets - Net - Additional Information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Future cash flows derived from residual value guarantees	$ 0
Expenses related to low-value leased assets and short-term leases	27,753,000	$ 16,469,000	$ 18,370,000
Variable lease payments	0	0	0
Total cash outflow for lease	2,158,988,000	1,457,011,000	1,186,260,000
Depreciation of right-of-use asset	1,026,971,000	796,182,000	598,031,000
Future cash flows derived from extensions	0	0	0
Cost of Sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	120,527,000	123,160,000	89,931,000
Sale Expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	$ 906,044,000	$ 673,022,000	$ 508,100,000